Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2009 Multimedia Park Venture Capital Jimmy Yu	Jan. 31, 2010 Allyes	Nov. 18, 2009 JJ Media Investment Holding
Related Party Transaction [Line Items]
Office rentals paid	$ 612,817
Percentage of ownership interest sold		38.00%
Proceed from sale of ownership interest		13,300,000
Issuance of ordinary shares (in shares)			75
Issuance of ordinary shares			$ 142,425,000